BORROWINGS	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
BORROWINGS	BORROWINGS
Wells Fargo Amended and Restated Credit Agreement

On March 19, 2024, the Company’s wholly owned subsidiaries, GDC Media Limited, GDC America, Inc., and Roto Sports, Inc., as borrowers (the “Borrowers”), and the Company, as guarantor, entered into a credit agreement (the “Original Wells Fargo Credit Agreement”) with Wells Fargo Bank, National Association (“Wells Fargo”), as lender. The Original Wells Fargo Credit Agreement provided for a three-year $25,000 term loan and a $25,000 revolving credit facility that was to mature on March 19, 2027.

On January 1, 2025, the Borrowers and the Company entered into an Amended and Restated Credit Agreement (the “Wells Fargo Amended and Restated Credit Agreement”) with Wells Fargo, as lender, which amended the Original Wells Fargo Credit Agreement to increase the term loan commitments to $75,000 and add Odds Holdings, Inc., OddsJam, Inc., and OpticOdds, Inc. as guarantors.

On February 28, 2025, the Borrowers and the Company entered into Amendment No. 1 to the Wells Fargo Amended and Restated Credit Agreement (“Amendment No. 1”), which amended the Wells Fargo Amended and Restated Credit Agreement for the following (among other items): (x) the credit facility increased from $100,000 to $165,000, consisting of a revolving credit facility of $90,000 (the “Revolving Credit Facility”) and a term loan of $75,000 (the “Term Loan” and, together with the Revolving Credit Facility, the “Wells Fargo Credit Facility”), (y) the Wells Fargo Credit Facility was syndicated across multiple lenders and (z) the maturity date of the Wells Fargo Credit Facility was extended to February 28, 2028. Amendment No. 1 also modified certain other terms and definitions, including raising the uncommitted incremental facilities cap from $10,000 to $50,000.

On March 20, 2025, the Borrowers and the Company entered into Amendment No. 2 to the Wells Fargo Amended and Restated Credit Agreement (“Amendment No. 2”), which amended the Wells Fargo Amended and
Restated Credit Agreement to permit the repurchase of ordinary shares in an amount of up to $20,000 if certain conditions are met.

References to the “Wells Fargo Amended and Restated Credit Agreement” herein also include Amendment No. 1 and Amendment No. 2 unless the context indicates otherwise.

Wells Fargo Securities, LLC, Axos Bank, and Silicon Valley Bank, a division of First-Citizens Bank & Trust Company, acted as joint lenders arrangers in connection with Amendment No. 1. Wells Fargo, Axos Bank, First-Citizens Bank and Trust Company, Citibank, N.A., Texas Capital Bank, and Comerica Bank are lenders under the Wells Fargo Credit Facility.

The proceeds from the Wells Fargo Credit Facility are being, and will be, used for working capital, to settle deferred and contingent consideration, for permitted acquisitions, and for general corporate purposes and other permitted uses. As of June 30, 2026, the Company had principal borrowings of $126,438 outstanding under the Wells Fargo Credit Facility, comprising $60,938 under the Term Loan and $65,500 under the Revolving Credit Facility. During the six months ended June 30, 2026, the Company repaid $5,625 of the Term Loan, bringing cumulative repayments since inception to $14,063. The Company also borrowed a further $8,000 under the Revolving Credit Facility during the six months ended June 30, 2026, such that $24,500 was available under the Revolving Credit Facility as of June 30, 2026.

The Borrowers may designate each loan under the Wells Fargo Credit Facility as a (1) “Base Rate Loan”, (2) a “Term SOFR Loan”, or (3) a “Daily Simple RFR Loan.” A Base Rate Loan bears interest at (i) the highest of (a) a Prime Rate, (b) Federal Funds rate plus 0.50% and (c) Adjusted Term Secured Overnight Finance Rate (“SOFR”) for one-month tenor plus 1.00%, (ii) plus an applicable margin of 2.50% per annum (the “Applicable Margin”). A Term SOFR Loan bears interest at a rate of SOFR Rate plus 0.10% plus the Applicable Margin.

The Term Loan requires minimum annual repayment, beginning on July 1, 2025, each equal to 15% of the borrowed principal amount, with the outstanding balance to be repaid in its entirety by February 28, 2028. Such installment payments shall be paid on a quarterly basis. The borrowers may prepay the Term Loan, and borrow, prepay and reborrow loans under the Revolving Credit Facility, without premium or penalty, subject to customary breakage costs for certain types of loans. Any outstanding principal balance under the Wells Fargo
Credit Facility, together with accrued and unpaid interest, is due on the maturity date. The Borrowers are also obligated to pay other customary fees for a credit facility of this size and type.

The obligations under the Wells Fargo Amended and Restated Credit Agreement are secured by substantially all of the assets of the Company and the wholly owned subsidiaries that are borrowers under the Wells Fargo Amended and Restated Credit Agreement.

The Wells Fargo Amended and Restated Credit Agreement requires the borrowers to comply with a maximum leverage ratio not greater than 3.00 to 1.00, a minimum consolidated fixed charges ratio requirement of 1.25 to 1.00 and a minimum liquidity requirement of $15,000. Additionally, the Wells Fargo Amended and Restated Credit Agreement contains customary negative covenants, including covenants limiting the ability of the Company and its subsidiaries to, among other things, create or incur liens, incur indebtedness, pay dividends or distributions on their capital stock, effect certain mergers, make investments, sell or otherwise dispose of assets and enter into transactions with affiliates, in each case subject to customary exceptions for a credit facility of this size and type. As of June 30, 2026, the Company was in compliance with the debt covenants in the Wells Fargo Amended and Restated Credit Agreement.

Below is the movement of the Company’s borrowings during the six months ended June 30, 2026 and 2025:

	As of June 30,
	2026	2025
As at January 1	118,636	22,931
Proceeds from borrowings	8,000	94,500
Repayment of principal	(5,625)	(23,381)
Issuance costs related to borrowings	—	(5,843)
Interest expense on borrowings (1) (Note 21)	5,566	4,103
Interest payment attributable to third party borrowings	(4,251)	(1,875)
Translation differences	(1)	(162)
As at June 30 (2)	122,325	90,273
(1) Interest expense on borrowings is gross of the net interest income from the settlements of the derivative financial instrument used to hedge liabilities of $567 for the six months ended June 30, 2026 (June 30, 2025: $414).
(2) As of June 30, 2026, borrowings of $58,785 and $63,540 relate to the Term Loan and Revolving Credit Facility, respectively. As of June 30, 2025, borrowings of $73,312 and $16,961 relate to the Term Loan and Revolving Credit Facility, respectively.